Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 10,352,507	$ 339,607	$ 285,308
Grants receivable			59,744
Inventory	337,396	291,881	68,022
Deferred financing costs		318,843
Prepaid expenses and other current assets	144,800	79,874	11,042
Total current assets	10,834,703	1,030,205	424,116
Fixed Assets - Net	268,886	278,208	295,539
Restricted cash	38,290
Other Assets	98,671	100,419	40,743
Total assets	11,240,550	1,408,832	760,398
Liabilities and Stockholders' Deficit
Accounts payable	440,890	657,560	284,217
Accrued expenses	401,183	437,837	305,580
Deferred revenue	268,875	152,500	106,925
Related party note payable			25,000
Accrued interest payable		24,018	251,536
Convertible notes payable, current portion		703,833	200,000
Total current liabilities	1,110,948	1,975,748	1,173,258
Warrant Liabilities	47,514,710	1,266,869
Convertible notes payable, long-term portion			1,887,500
Total liabilities	48,625,658	3,242,617	3,060,758
Stockholders' Deficit
Common stock, $0.001 par value; 75,000,000 shares authorized, 43,693,241 and 22,445,254 issued and outstanding at March 31, 2012 and December 31, 2011, respectively	43,693	22,445	1,471
Additional paid-in capital	6,343,337	4,835,326	6,463
Deficit accumulated during the development stage	(43,772,138)	(6,691,556)	(2,308,294)
Total stockholders' deficit	(37,385,108)	(1,833,785)	(2,300,360)
Total Liabilities and Stockholders' Deficit	$ 11,240,550	$ 1,408,832	$ 760,398